Summary of Gross Carrying Amounts of Loans, Acceptance and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Details) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 768,832	$ 749,062
Total loans	75,519	79,066
Allowance for loan losses	6,239	6,390
Loan and acceptances, net of allowance	762,593	742,672
Business And Government And Residential Mortgage [Member]
Disclosure of detailed information about financial instruments [line items]
Trading loans at fair value	12,000	12,000
Non-trading loans at fair value	3,000	2,000
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses	0	0
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	703,096	683,971
Allowance for loan losses	2,247	2,263
Loan and acceptances, net of allowance	700,849	681,708
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	63,036	62,528
Allowance for loan losses	3,308	3,492
Loan and acceptances, net of allowance	59,728	59,036
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,700	2,563
Allowance for loan losses	684	635
Loan and acceptances, net of allowance	2,016	1,928
Insured [Member] | Business And Government And Residential Mortgage [Member] | Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	81,000	82,000
Acquired Credit Impaired Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	140	152
Allowance for loan losses	4	6
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	275,029	268,340
Allowance for loan losses	250	261
Loan and acceptances, net of allowance	274,779	268,079
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	256,837	246,952
Allowance for loan losses	30	35
Loan and acceptances, net of allowance	256,807	246,917
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	17,420	20,666
Allowance for loan losses	175	175
Loan and acceptances, net of allowance	17,245	20,491
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	772	722
Allowance for loan losses	45	51
Loan and acceptances, net of allowance	727	671
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	220,444	212,143
Residential mortgages [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	216,299	208,030
Residential mortgages [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,145	4,113
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	46,954	48,690
Residential mortgages [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	40,538	38,922
Residential mortgages [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,416	9,768
Residential mortgages [member] | Medium Risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,380	4,405
Residential mortgages [member] | Medium Risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,380	4,405
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,812	2,646
Residential mortgages [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,479	2,380
Residential mortgages [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	333	266
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	439	456
Residential mortgages [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	439	456
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	191,996	189,864
Allowance for loan losses	1,512	1,573
Loan and acceptances, net of allowance	190,484	188,291
Consumer instalment and other personal [member] | Canadian Government Insured [Member] | Real Estate Secured Personal Lending [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,000	10,000
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	173,468	176,183
Allowance for loan losses	515	520
Loan and acceptances, net of allowance	172,953	175,663
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	17,724	12,915
Allowance for loan losses	837	914
Loan and acceptances, net of allowance	16,887	12,001
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	804	766
Allowance for loan losses	160	139
Loan and acceptances, net of allowance	644	627
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	104,907	95,822
Consumer instalment and other personal [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	103,510	94,425
Consumer instalment and other personal [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,397	1,397
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	58,988	63,739
Consumer instalment and other personal [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	52,875	62,484
Consumer instalment and other personal [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,113	1,255
Consumer instalment and other personal [member] | Medium Risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	20,098	22,118
Consumer instalment and other personal [member] | Medium Risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	16,028	18,201
Consumer instalment and other personal [member] | Medium Risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,070	3,917
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,594	7,798
Consumer instalment and other personal [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,055	1,073
Consumer instalment and other personal [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,144	6,346
Consumer instalment and other personal [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	395	379
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	409	387
Consumer instalment and other personal [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	409	387
Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	31,441	30,738
Allowance for loan losses	1,763	1,805
Loan and acceptances, net of allowance	29,678	28,933
Credit Card 1 [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	25,889	24,961
Allowance for loan losses	663	671
Loan and acceptances, net of allowance	25,226	24,290
Credit Card 1 [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,293	5,552
Allowance for loan losses	938	996
Loan and acceptances, net of allowance	4,355	4,556
Credit Card 1 [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	259	225
Allowance for loan losses	162	138
Loan and acceptances, net of allowance	97	87
Credit Card 1 [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,426	5,474
Credit Card 1 [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,418	5,467
Credit Card 1 [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8	7
Credit Card 1 [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,710	10,177
Credit Card 1 [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,643	10,109
Credit Card 1 [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	67	68
Credit Card 1 [member] | Medium Risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,716	10,067
Credit Card 1 [member] | Medium Risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,545	8,909
Credit Card 1 [member] | Medium Risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,171	1,158
Credit Card 1 [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,511	4,944
Credit Card 1 [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	283	476
Credit Card 1 [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,047	4,319
Credit Card 1 [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	181	149
Credit Card 1 [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	78	76
Credit Card 1 [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	78	76
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	270,366	260,120
Allowance for loan losses	2,714	2,751
Loan and acceptances, net of allowance	267,652	257,369
Business and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	246,902	235,875
Allowance for loan losses	1,039	1,037
Loan and acceptances, net of allowance	245,863	234,838
Business and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	22,599	23,395
Allowance for loan losses	1,358	1,407
Loan and acceptances, net of allowance	21,241	21,988
Business and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	865	850
Allowance for loan losses	317	307
Loan and acceptances, net of allowance	548	543
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	636	780
Business and government [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	636	780
Business and government [member] | Investment Grade Or Low Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	118,135	110,828
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	117,336	110,129
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	799	699
Business and government [member] | Non Investment Grade Or Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	141,261	137,787
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	129,459	125,638
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,802	12,149
Business and government [member] | Watch And Classified Or High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,334	10,725
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	107	108
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,998	10,547
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	229	70
Business And Government And Residential Mortgage [Member] | With No Allowance For Loan Losses [Member] | Impaired Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	177	86
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	27,000	26,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	618,293	605,967
Allowance for off-balance sheet credit instruments	902	856
Total off-balance sheet credit instruments, net of allowance	617,391	605,111
Off-balance sheet credit risks [member] | Retail Exposures [Member] | Personal Lines Of Credit And Credit Card Lines Cancellable And Banks Discretion [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	327,000	318,000
Off-balance sheet credit risks [member] | Non Retail Exposures [Member] | Undrawn Component Of Uncommitted Credit And Liquidity Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	47,000	48,000
Off-balance sheet credit risks [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	606,610	593,167
Allowance for off-balance sheet credit instruments	410	386
Total off-balance sheet credit instruments, net of allowance	606,200	592,781
Off-balance sheet credit risks [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	11,624	12,714
Allowance for off-balance sheet credit instruments	490	467
Total off-balance sheet credit instruments, net of allowance	11,134	12,247
Off-balance sheet credit risks [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	59	86
Allowance for off-balance sheet credit instruments	2	3
Total off-balance sheet credit instruments, net of allowance	57	83
Off-balance sheet credit risks [member] | Low risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	234,975	222,580
Off-balance sheet credit risks [member] | Low risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	234,756	222,348
Off-balance sheet credit risks [member] | Low risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	219	232
Off-balance sheet credit risks [member] | Normal risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	78,742	81,030
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	78,293	80,529
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	449	501
Off-balance sheet credit risks [member] | Medium Risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	13,303	14,544
Off-balance sheet credit risks [member] | Medium Risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	12,890	13,993
Off-balance sheet credit risks [member] | Medium Risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	413	551
Off-balance sheet credit risks [member] | High risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,878	1,894
Off-balance sheet credit risks [member] | High risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	897	890
Off-balance sheet credit risks [member] | High risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	981	1,004
Off-balance sheet credit risks [member] | Default [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	59	86
Off-balance sheet credit risks [member] | Default [member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	59	86
Off-balance sheet credit risks [member] | Investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	200,053	195,293
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	200,053	195,293
Off-balance sheet credit risks [member] | Non investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	84,680	85,405
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	79,683	80,076
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	4,997	5,329
Off-balance sheet credit risks [member] | Watch and classified [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	4,603	5,135
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	38	38
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	$ 4,565	$ 5,097